Employee Benefit Plans (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Defined Benefit Plan Disclosure [Line Items]
Loss reclassifed from AOCI associated with employee benefit plan	$ 3.2	$ 1.9	$ 0.5
Net loss in AOCI expected to be recognized during fiscal 2018	1.1
Defined Contribution Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Company contributions to pension and deferred compensation plans, including discretionary amounts	$ 8.0	$ 7.9	$ 7.6